Note 19 - Asset Retirement Obligation (Tables)	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Disclosure of asset retirement obligation activity [text block]
	August 31, 2018	August 31, 2017
Balance, beginning of year	$715,057	$704,123
Accretion expense	11,086	10,934
Balance, end of the year	$726,143	$715,057